SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Going Concern, Liquidity, and Capital Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Net loss	$ 52,822	$ 9,367
Working capital, amount	3,000
Accumulated deficit	63,662	10,840
Net cash used in operating activities	$ 30,394	$ 21,432